Financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Financial Assets and Liabilities
Financial assets and liabilities (carrying value / fair value)

	As at March 31,
	2019		2020
Assets:
Cash and cash equivalents	₹	158,529	₹	144,499
Investments
Financial instruments at FVTPL		13,960		14,795
Financial instruments at FVTOCI		191,964		164,884
Financial instruments at Amortized cost		21,708		19,258
Other financial assets
Trade receivables		104,862		110,523
Unbilled receivables		22,880		25,209
Other assets		19,757		14,495
Derivative assets		5,104		3,025

	₹	538,764	₹	496,688

Liabilities:
Trade payables and other payables
Trade payables and accrued expenses	₹	88,304	₹	78,129
Lease liabilities		—		19,198
Other liabilities		644		1,050
Loans, borrowings and bank overdrafts		99,467		78,042
Derivative liabilities		1,310		7,369

	₹	189,725	₹	183,788

Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities
Offsetting financial assets and liabilities
The following table contains information on other financial assets and trade payable and other liabilities subject to offsetting:

	Financial assets
	Gross amounts of recognized other financial assets	Gross amounts of recognized financial liabilities set off in the balance sheet	Net amounts of recognized other financial assets presented in the balance sheet
As at March 31, 2019	154,129	(6,630)	147,499
As at March 31, 2020	157,304	(7,077)	150,227

	Financial liabilities
	Gross amounts of recognized trade payables and other payables	Gross amounts of recognized financial liabilities set off in the balance sheet	Net amounts of recognized trade payables and other payables presented in the balance sheet
As at March 31, 2019	95,578	(6,630)	88,948
As at March 31, 2020	86,256	(7,077)	79,179

Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis
The following table presents fair value of hierarchy of assets and liabilities measured at fair value on a recurring basis:

	As at March 31, 2019				As at March 31, 2020
Particular	Fair value measurements at reporting date				Fair value measurements at reporting date
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets
Derivative instruments:
Cash flow hedges	3,149	—	3,149	—	1,382	—	1,382	—
Others	1,955	—	1,955	—	1,643	—	1,643	—
Investments:
Investment in liquid and short-term mutual funds	13,960	13,960	—	—	14,795	14,795	—	—
Investment in equity instruments	6,916	—	248	6,668	9,297	—	119	9,178
Commercial paper, Certificate of deposits and bonds	185,048	6,865	178,183	—	155,587	12,983	142,604	—
Liabilities
Derivative instruments:
Cash flow hedges	(130)	—	(130)	—	(4,057)	—	(4,057)	—
Others	(1,180)	—	(1,180)	—	(3,312)	—	(3,312)	—

Summary of Details of Assets and Liabilities Considered under Level 3 Classification
Details of assets and liabilities considered under Level 3 classification

	Investment in equity instruments
Balance as at April 1, 2018	₹	5,685
Additions		2,869
Transfers out of level 3		(647)
Disposal		(1,341)
Gain recognized in foreign currency translation reserve		203
Loss recognized in other comprehensive income		(101)

Balance as at March 31, 2019	₹	6,668

Balance as at April 1, 2019	₹	6,668
Additions		2,124
Transfers out of level 3		—
Disposal		(1,327)
Gain recognized in foreign currency translation reserve		855
Gain recognized in other comprehensive income		858

Balance as at March 31, 2020	₹	9,178

Summary of Significant Unobservable Inputs to Valuation
Description of significant unobservable inputs to valuation:

As at March 31, 2019
Items	Valuation technique	Significant unobservable input	Movement by		Increase ( ₹ )	Decrease ( ₹ )
Unquoted equity investments	Discounted cash flow model	Long term growth rate Discount rate	0.5 0.5	% %	201 (243)	(187 256)

As at March 31, 2020
Items	Valuation technique	Significant unobservable input	Movement by		Increase ( ₹ )	Decrease ( ₹ )
Unquoted equity investments	Discounted cash flow model	Long term growth rate Discount rate	0.5 0.5	% %	298 (388)	(273 404)

Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding
The following table presents the aggregate contracted principal amounts of the Company’s derivative contracts outstanding:

							(in million)
	As at March 31,
	2019				2020
	Notional		Fair value		Notional		Fair value
Designated derivative instruments
Sell: Forward contracts	USD	333	₹	1,410	USD	1,011	₹	(2,902)
		€—		—		€121	₹	231
		£—		—		£52	₹	240
	AUD	97	₹	15	AUD	144	₹	741
Range forward option contracts	USD	1,067	₹	1,149	USD	474	₹	(1,057)
		£191	₹	68		£98	₹	(13)
		€153	₹	349		€39	₹	85
	AUD	56	₹	39	AUD	—		—
Interest rate swaps	USD	75	₹	(11)	USD	—		—

Non-designated derivative instruments
Sell: Forward contracts *	USD	1,182	₹	1,359	USD	1,314	₹	(3,116)
		€32	₹	55		€59	₹	34
		£1	₹	(1)		£81	₹	112
	AUD	82	₹	28	AUD	56	₹	115
	SGD	11	₹	1	SGD	7	₹	8
	ZAR	56	₹	14	ZAR	17	₹	1
	CAD	56	₹	40	CAD	51	₹	153
	SAR	123	₹	(1)	SAR	60	₹	(1)
	AED	9		^	AED	—		—
	PLN	38	₹	15	PLN	34	₹	13
	CHF	10		^	CHF	7	₹	4
	QAR	3	₹	(1)	QAR	19	₹	(8)
	TRY	28	₹	12	TRY	30	₹	31
	NOK	29	₹	4	NOK	19	₹	16
	OMR	1	₹	(1)	OMR	2	₹	1
	SEK	35	₹	5	SEK	13	₹	4
	MYR	—		—	MYR	20	₹	1
	JPY	—		—	JPY	325		^
Range forward option contracts	USD	150	₹	161	USD	—		—
		€31	₹	12		€—		—
		£71	₹	57		£—		—
Buy: Forward contracts	USD	730	₹	(971)	USD	480	₹	972
	JPY	154		^	JPY	—		—
	MXN	9		^	MXN	11	₹	(9)
	DKK	75	₹	(13)	DKK	9		^

			₹	3,794			₹	(4,344)

*	USD 1,182 and USD 1,314 includes USD/PHP sell forward of USD 117 and USD 176 as at March 31, 2019 and 2020, respectively.
^	Value is less than ₹ 1

Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges
The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2019		2020
Balance as at the beginning of the year	₹	(143)	₹	3,019

Deferred cancellation gain/ (loss), net		6		(201)
Changes in fair value of effective portion of derivatives		1,069		(2,312)
Net gain/(loss) reclassified to consolidated statement of income on occurrence of hedged transactions *		2,087		(3,382)

Gain/(loss) on cash flow hedging derivatives, net	₹	3,162	₹	(5,895)

Balance as at the end of the year		3,019		(2,876)
Deferred tax thereon		(604)		561

Balance as at the end of the year, net of deferred tax	₹	2,415	₹	(2,315)

*	Includes net gain/(loss) reclassified to revenue (March 31, 2019: ₹ 2,585, March 31, 2020: ₹ (4,761)) and cost of revenues (March 31, 2019: ₹ (498), March 31, 2020: ₹ 1,379).

Summary of Foreign Currency Risk from Non-derivative Financial Instruments
The below table presents foreign currency risk from
non-derivative
financial instruments as at March 31, 2019 and 2020:

	As at March 31, 2019
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	39,896	₹	8,030	₹	5,212	₹	3,542	₹	1,528	₹	3,880	₹	62,088
Unbilled receivables		8,038		1,609		3,146		1,225		204		743		14,965
Contract assets		4,706		1,445		2,270		836		150		598		10,005
Cash and cash equivalents		21,997		2,884		1,573		1,003		1,928		2,204		31,589
Other assets		8,553		1,173		4,056		1,038		1,033		4,544		20,397
Loans, borrowings and bank overdrafts		(50,516)		(20)		(21)		(33)		—		(21)		(50,611)
Trade payables, accrued expenses and other liabilities		(27,202)		(5,779)		(4,646)		(1,526)		(806)		(2,787)		(42,746)

Net assets/ (liabilities)	₹	5,472	₹	9,342	₹	11,590	₹	6,085	₹	4,037	₹	9,161	₹	45,687

	As at March 31, 2020
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	42,329	₹	8,860	₹	7,735	₹	3,044	₹	1,388	₹	4,522	₹	67,878
Unbilled receivables		11,127		1,030		2,221		784		291		1,126		16,579
Contract assets		5,517		1,559		2,850		654		146		790		11,516
Cash and cash equivalents		13,481		3,978		1,697		586		1,292		1,733		22,767
Other assets		49,835		4,314		3,283		413		1,447		1,805		61,097
Loans, borrowings and bank overdrafts		(36,578)		—		—		—		—		—		(36,578)
Lease Liabilities		(3,393)		(2,606)		(373)		(214)		(16)		(1,412)		(8,014)
Trade payables, accrued expenses and other liabilities		(27,457)		(3,419)		(3,718)		(1,228)		(605)		(3,087)		(39,514)

Net assets/ (liabilities)	₹	54,861	₹	13,716	₹	13,695	₹	4,039	₹	3,943	₹	5,477	₹	95,731

#	Other currencies reflect currencies such as Swiss Franc, UAE Dirham, Saudi Riyal, Singapore Dollar, etc.

Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date
The table below provides details regarding the remaining contractual maturities of significant financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2019
	Carrying value		Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total
Loans, borrowings and bank overdrafts *	₹	99,467	₹	73,559	₹	24,887	₹	4,309	₹	—	₹	102,755
Trade payables and accrued expenses		88,304		88,304		—		—		—		88,304
Derivative liabilities		1,310		1,310		—		—		—		1,310
Other liabilities		644		644		—		—		—		644

	As at March 31, 2020
	Carrying value		Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total
Loans, borrowings and bank overdrafts *	₹	78,042	₹	74,663	₹	4,761	₹	119	₹	—	₹	79,543
Lease Liabilities *		19,198		7,322		6,128		5,425		2,192		21,067
Trade payables and accrued expenses		78,129		78,129		—		—		—		78,129
Derivative liabilities		7,369		7,231		90		48		—		7,369
Other liabilities		1,050		899		88		63		—		1,050

*	Includes future cash outflow toward s estimated interest on borrowings and lease liabilities

Summary of Balanced View of Liquidity and Financial Indebtedness
The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management for external communication with investors, analysts and rating agencies:

	As at March 31,
	2019		2020
Cash and cash equivalents	₹	158,529	₹	144,499
Investments		220,716		189,635
Loans, borrowings and bank overdrafts		(99,467)		(78,042)

	₹	279,778	₹	256,092